SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Jan. 30, 2011	Oct. 28, 2012 segment	Oct. 30, 2011	Oct. 31, 2010
SEGMENT REPORTING
Number of reportable business segments									5
Operating profit and other financial information
Sales to Unaffiliated Customers									$ 8,230,670	$ 7,895,089	$ 7,220,719
Net sales	2,170,184	2,008,188	2,012,859	2,039,439	2,103,898	1,910,592	1,959,041	1,921,558	8,230,670	7,895,089	7,220,719
Segment Operating Profit									781,192	773,275	682,734
Net interest and investment expense (income)									6,339	23,448	22,024
General corporate expense									21,429	35,992	40,348
Noncontrolling interest									4,911	5,001	4,189
Earnings Before Income Taxes									758,335	718,836	624,551
Assets	4,563,966				4,244,391				4,563,966	4,244,391	4,053,918
Additions to Property, Plant and Equipment									132,303	96,911	89,823
Depreciation and Amortization									119,494	124,165	125,591
Total
Operating profit and other financial information
Intersegment Sales									137,852	139,096	120,532
Grocery Products
Operating profit and other financial information
Sales to Unaffiliated Customers									1,170,871	1,064,558	1,040,455
Net sales									1,170,871	1,064,558	1,040,455
Segment Operating Profit									181,251	162,556	155,922
Assets	683,601				670,398				683,601	670,398	591,082
Additions to Property, Plant and Equipment									17,966	10,910	27,018
Depreciation and Amortization									15,870	15,597	15,084
Refrigerated Foods
Operating profit and other financial information
Sales to Unaffiliated Customers									4,222,752	4,189,224	3,818,788
Intersegment Sales									12,144	14,101	9,152
Net sales									4,234,896	4,203,325	3,827,940
Segment Operating Profit									228,665	292,624	276,315
Assets	1,171,161				1,177,588				1,171,161	1,177,588	1,173,540
Additions to Property, Plant and Equipment									67,003	45,244	38,417
Depreciation and Amortization									60,229	65,689	64,051
Jennie-O Turkey Store
Operating profit and other financial information
Sales to Unaffiliated Customers									1,549,227	1,467,222	1,310,412
Intersegment Sales									125,575	124,868	111,262
Net sales									1,674,802	1,592,090	1,421,674
Segment Operating Profit									238,298	204,940	143,644
Assets	857,682				805,459				857,682	805,459	760,566
Additions to Property, Plant and Equipment									33,594	29,507	15,986
Depreciation and Amortization									26,144	25,379	26,898
Specialty Foods
Operating profit and other financial information
Sales to Unaffiliated Customers									924,472	835,584	782,958
Intersegment Sales									133	127	118
Net sales									924,605	835,711	783,076
Segment Operating Profit									83,089	76,905	80,727
Assets	506,237				475,289				506,237	475,289	432,820
Additions to Property, Plant and Equipment									3,779	3,470	1,807
Depreciation and Amortization									9,871	9,817	11,831
All Other
Operating profit and other financial information
Sales to Unaffiliated Customers									363,348	338,501	268,106
Net sales									363,348	338,501	268,106
Segment Operating Profit									49,889	36,250	26,126
Assets	224,847				196,957				224,847	196,957	178,642
Additions to Property, Plant and Equipment									2,794	1,145	788
Depreciation and Amortization									1,437	1,387	1,305
Corporate
Operating profit and other financial information
Assets	1,120,438				918,700				1,120,438	918,700	917,268
Additions to Property, Plant and Equipment									7,167	6,635	5,807
Depreciation and Amortization									5,943	6,296	6,422
Intersegment elimination
Operating profit and other financial information
Intersegment Sales									(137,852)	(139,096)	(120,532)
Net sales									$ (137,852)	$ (139,096)	$ (120,532)
Precept Foods, LLC
Operating profit and other financial information
Ownership percentage held by entity in joint venture									50.01%